Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A speaks as of the filing date of the Annual Report on Form 20-F of Sify Technologies Limited (the “Company”) for the fiscal year ended March 31, 2022, filed on June 10, 2022 (the “2022 Form 20-F”) with the Securities and Exchange Commission, except for the certifications, which speak as of the filing date of the Form 20-F/A. This Form 20-F/A is being filed solely to (i) include the audit report of our predecessor auditor, ASA & Associates LLP, for the consolidated statements of financial position of the Company and its subsidiaries as of March 31, 2021 and the related consolidated statements of income, comprehensive income, changes in equity and cash flows for each of the years in the two-year period ended March 31, 2021 and the related notes; (ii) correct a typographical error, while including the consent letter of our current auditor, Manohar Chowdhry & Associates on the Form 20-F, The Company had inadvertently mentioned that the auditor consent related to the three years ended March 31, 2022 instead of the year ended March 31, 2022 for which our current auditor had actually given consent; (iii) make minor corrections to the exhibit index. The audit report has been added below the current auditor’s report for the year ended March 31, 2022 originally appearing on page 104 of the 2022 Form 20-F. An auditor consent with the relevant correction is filed hereto. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits hereto pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). In addition to the foregoing, this Amendment consists of a cover page, this explanatory note, the exhibit index, and the signature page. This Amendment is not intended to revise other information presented in the 2022 Form 20-F as originally filed, which remains unchanged. This Amendment does not reflect events occurring after filing of the 2022 Form 20-F and does not modify or update the disclosure there in any way other than as required to reflect the amendment discussed above.
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	SIFY TECHNOLOGIES LTD
Entity Central Index Key	0001094324
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	SIFY
Entity Common Stock, Shares Outstanding	182,742,369
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	American Depository Shares, each represented by One Equity Share, par value ₹ 10 per share
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Auditor Name	ASA & Associates LLP
Auditor Firm ID	5341
Auditor Location	Chennai, India
Entity Address, Address Line One	TIDEL Park, 2nd Floor
Entity Address, Address Line Two	4, Rajiv Gandhi Salai
Entity Address, Address Line Three	Taramani
Entity Address, City or Town	Chennai
Entity Address, Country	IN
Entity Address, Postal Zip Code	600 113
Entity File Number	000-27663
Entity Incorporation, State or Country Code	K7
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	M.P.Vijay Kumar
Contact Personnel Email Address	vijaykumar.mp@sifycorp.com
Entity Address, Address Line One	TIDEL Park, 2nd Floor
Entity Address, Address Line Two	4, Rajiv Gandhi Salai
Entity Address, Address Line Three	Taramani
Entity Address, City or Town	Chennai
Entity Address, Country	IN
Entity Address, Postal Zip Code	600113
City Area Code	91
Local Phone Number	44-2254-0770